SHARE-BASED PAYMENT PLANS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 BRL (R$) € / shares	Dec. 31, 2023 BRL (R$)
SHARE-BASED PAYMENT PLANS
Weighted average share price | € / shares		€ 3.9370
Expense from share-based payment transactions with employees | R$	R$ 41,843		R$ 57,359
Total | R$	1,313,913	€ 1,313,913	1,285,334
Consolidated liability balances of the share compensation plans | R$	R$ 126,019	€ 126,019	R$ 154,689
TFSP 2023-2025 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	152
Number of shares that each unit consists	304,000
TFSP 2022-2024 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	109
Number of shares that each unit consists	232,000
TFSP 2024-2026 cycle
SHARE-BASED PAYMENT PLANS
Number of active executives	145
Number of shares that each unit consists	268,000
PSP Cycle 2022-2024
SHARE-BASED PAYMENT PLANS
Number of active executives	86
Number of shares that each unit consists	747,069
Number of executives appointed under articles Bylaws	5
PSP Cycle 2023-2025
SHARE-BASED PAYMENT PLANS
Number of active executives	103
Number of shares that each unit consists	964,390
Number of executives appointed under articles Bylaws	5
PSP Cycle 2024-2026
SHARE-BASED PAYMENT PLANS
Number of active executives	119
Number of shares that each unit consists	1,062,336
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2022-2024
SHARE-BASED PAYMENT PLANS
Number of active executives	86
Number of shares that each unit consists	380,150
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2023-2025
SHARE-BASED PAYMENT PLANS
Number of active executives	101
Number of shares that each unit consists	446,890
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2024-2026
SHARE-BASED PAYMENT PLANS
Number of active executives	118
Number of shares that each unit consists	420,827
Number of executives appointed under articles Bylaws	5